Loan	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Loan

Note 9 – Loan

In June 2019 the Company entered into Loan and Security agreement (the “Loan Facility”) in the amount of $9,999. The principal amount outstanding under each Advance shall accrue at the following rate per annum rate equal to the greater of six and one-half percentage points (6.50%) above the Prime Rate of 12.00%, which interest shall be payable monthly. Immediately upon the occurrence and during the continuance of an event of default as defined in the contract, the Obligations shall bear interest at a rate per annum which is four percentage points (4.0%) above the rate that is otherwise applicable thereto. Additionality, concurrently with the grant of the loan, the Company issued warrants to 1,872,993 shares of preference Series A, per value 0.0001$ per share, and exercise price of 0.2803$ per share. The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.

In January 2021 the Loan Facility agreement was amended (“First Amendment”) to restructure the payments due on February 2021 to be deferred until May 1, 2021, at which time such deferred payments shall be due in full. In June 2021 the Loan Facility agreement and First Amendment (collectively, the “Loan Facility”) were further amended (“Second Amendment”) to restructure the payments due on May 2021 to January 2022 (collectively, the “Deferred Payments”). Company shall repay Deferred Payments including principal amount in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In years 2022-2024 the Loan Facility agreement was further amended to restructure the payments due on January 2022 to December 2024.The forbearance period was extended until the earlier of December 31, 2025 and Company’s closing of an equity financing of at least $20,000 where all Deferred Payments including principal shall be repay in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

In November 2023, a total of $3,152 from the loan were converted into 6,466,194 Series B-1 Preferred Stock of $ 0.0001 par value as part of Series B Preferred Stock Purchase Agreement. Additionally, the warrants mentioned above were cancelled and replaced by a new 741,435 Series B-1 warrant, per value 0.0001$ per share, and exercise price of 0.4875$ per share. The Series B-1 Warrants shall be convertible, at the option of the holder, at any time after the date on which such warrant was issued by the Company, into such number of fully paid and non-assessable Common Stock as is determined by dividing the value of the warrant.

On August 6, 2025, the Company entered into a Securities Purchase and Conversion Agreement. Pursuant to the Agreement, the Company converted 50% of its outstanding loan obligations, totaling approximately $6.8 million, into 682,770 shares of its Series E Convertible Preferred Stock (“Series E Preferred”), stated value $10.00 per share. As the fair value of the Series E Preferred Stock issued approximated the carrying value of the debt extinguished, no gain or loss was recognized. The Series E Preferred is convertible into shares of the Company’s common stock and accrues dividends on the stated value thereof at the same rate as the original loan. Dividends are payable, at the Company’s election, in cash or shares of common stock. The initial conversion price for the Series E Preferred is $4.62 per share. Upon the holder of the Company’s Series C Preferred Stock receiving a return of capital in the minimum amount of $8,000,000, the conversion price for the Series E Preferred will adjust to $3.75 per share. Concurrently with the Securities Purchase and Conversion Agreement, the Company entered into a Waiver and Twenty-seventh Amendment to Loan and Security Agreement (the “Amendment”) with the holder of its senior secured debt. Under the Amendment, the remaining approximately $6.8 million in loan obligations are subject to a modified repayment schedule. Upon the earlier of: (i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month. See also notes 11 and 15.

The total interest expenses and accrued interest for the year ended December 31, 2025 were $1,231 and $384, respectively, and as for year ended December 31, 2024, were $1,505 and $2,808, respectively. Any unpaid interest was accrued as part of the loan.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS